0TYPE 13F-HR
PERIOD 12/31/07
FILER
    CIK					0001013538
    CCC					2jcoqs$f

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 12, 2007

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$ 1,510,497MM


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None
                                                               Form 13F Information Table
          Name of Issuer           Title  CUSIP     Value      Shares of SH/PRN InvstmtOther Managers   Voting
Authority
                                                                                               (a) Sole (b) S(c) None
ALCOA                               Com 13817101         45,890 1,255,550 SH    Sole           1,067,550       188,000
AMERICAN ELECTRIC POWER             Com 025537101        10,029   215,390 SH    Sole             181,600        33,790
AMERICAN INTERNATIONAL GROUP        Com 026874107        29,555   506,940 SH    Sole             429,150        77,790
ALLSTATE CORPORATION                Com 020002101        46,341   887,240 SH    Sole             749,550       137,690
ALLEGHENY TECHNOLOGIES              Com 01741R102         3,007    34,800 SH    Sole              29,300         5,500
BANK OF AMERICA CORP                Com 060505104        36,954   895,630 SH    Sole             758,450       137,180
BLACK & DECKER CORP                 Com 091797100           484     6,950 SH    Sole               6,950             0
BAKER HUGHES INC                    Com 057224107           564     6,950 SH    Sole               6,950             0
BANK NEW YORK MELLON                Com 064058100        34,917   716,100 SH    Sole             607,400       108,700
BRISTOL-MYERS SQUIBB                Com 110122108         9,470   357,100 SH    Sole             302,000        55,100
BURLINGTON NORTHERN                 Com 12189T104        14,648   176,000 SH    Sole             148,100        27,900
BERKSHIRE HATHAWAY INC CL A         Com 084670108           283         2 SH    Sole                   2             0
ANHEUSER BUSCH COS INC              Com 035229103        10,394   198,590 SH    Sole             170,200        28,390
CITIGROUP INC                       Com 172967101        60,878 2,067,860 SH    Sole           1,750,120       317,740
CATERPILLAR INC                     Com 149123101        19,192   264,500 SH    Sole             222,600        41,900
CBS CORP                            Com 124857202        10,346   379,680 SH    Sole             321,800        57,880
CIGNA                               Com 125509109        32,393   602,880 SH    Sole             511,700        91,180
CONOCOPHILLIPS                      Com 20825C104        60,322   683,150 SH    Sole             579,300       103,850
CAMPBELL SOUP CO                    Com 134429109         6,528   182,700 SH    Sole             153,700        29,000
CHEVRON CORP                        Com 166764100        57,544   616,570 SH    Sole             523,000        93,570
DUPONT                              Com 263534109        63,447 1,439,044 SH    Sole           1,219,311       219,733
DOW CHEMICAL                        Com 260543103        54,889 1,392,410 SH    Sole           1,179,200       213,210
EL PASO CORP                        Com 28336L109         1,584    91,900 SH    Sole              77,600        14,300
ENTERGY CORP                        Com 29364G103        10,301    86,190 SH    Sole              72,700        13,490
EXELON CORP                         Com 30161N101           233     2,850 SH    Sole               2,850             0
GENERAL DYNAMICS CORP               Com 369550108         9,693   108,920 SH    Sole              96,450        12,470
GENERAL ELECTRIC                    Com 369604103        48,385 1,305,225 SH    Sole           1,104,500       200,725
GENERAL MTRS CORP                   Com 370442105        30,812 1,237,920 SH    Sole           1,043,700       194,220
GOLDMAN SACHS GROUP                 Com 38141G104        18,331    85,240 SH    Sole              72,150        13,090
HALLIBURTON CO                      Com 406216101        12,563   331,400 SH    Sole             280,100        51,300
HOME DEPOT INC                      Com 437076102        71,701 2,661,500 SH    Sole           2,255,200       406,300
HARTFORD FINL SVCS                  Com 416515104        30,219   346,590 SH    Sole             293,400        53,190
HEINZ                               Com 423074103        10,591   226,890 SH    Sole             192,300        34,590
HONEYWELL INTL INC                  Com 438516106        12,092   196,395 SH    Sole             168,150        28,245
INTERNATIONAL BUSINESS MACHINES     Com 459200101        16,056   148,525 SH    Sole             127,175        21,350
INTEL CORP                          Com 458140100         8,193   307,300 SH    Sole             258,500        48,800
INTERNATIONAL PAPER                 Com 460146103        12,887   397,988 SH    Sole             336,788        61,200
JOHNSON & JOHNSON                   Com 478160104        10,535   157,940 SH    Sole             133,650        24,290
JPMORGAN CHASE & CO.                Com 46625H100        27,961   640,578 SH    Sole             546,256        94,322
KRAFT FOODS INC CL A                Com 50075N104        10,310   315,971 SH    Sole             267,286        48,685
COCA COLA CO                        Com 191216100           218     3,550 SH    Sole               3,550             0
LIMITED BRANDS INC                  Com 532716107           582    30,750 SH    Sole              30,750             0
MCDONALDS CORP                      Com 580135101        10,567   179,380 SH    Sole             152,100        27,280
MERRILL LYNCH & CO INC              Com 590188108        16,844   313,790 SH    Sole             267,700        46,090
3M CO                               Com 88579Y101        45,914   544,515 SH    Sole             461,500        83,015
ALTRIA GROUP INC                    Com 02209S103        37,748   499,443 SH    Sole             433,070        66,373
MERCK & CO. INC.                    Com 589331107        10,672   183,659 SH    Sole             155,999        27,660
MORGAN STANLEY                      Com 617446448        30,044   565,700 SH    Sole             478,250        87,450
NORFOLK SOUTHERN                    Com 655844108        20,938   415,100 SH    Sole             350,000        65,100
PFIZER INC                          Com 717081103        63,635 2,799,620 SH    Sole           2,365,900       433,720
REGIONS FINANCIAL CORP              Com 7591EP100        37,222 1,573,860 SH    Sole           1,331,400       242,460
ROCKWELL AUTOMATION                 Com 773903109        11,889   172,400 SH    Sole             146,400        26,000
RAYTHEON CO                         Com 755111507        16,086   265,000 SH    Sole             225,800        39,200
SARA LEE CORP                       Com 803111103        10,342   643,990 SH    Sole             545,700        98,290
SOUTHERN CO.                        Com 842587107        10,682   275,671 SH    Sole             232,300        43,371
AT&T INC                            Com 00206R102        45,653 1,098,476 SH    Sole             934,564       163,912
TARGET CORP                         Com 87612E106         2,485    49,700 SH    Sole              42,300         7,400
US BANCORP                          Com 902973304        10,178   320,661 SH    Sole             271,371        49,290
VERIZON COMMUNICATIONS              Com 92343V104        27,388   626,880 SH    Sole             534,240        92,640
WACHOVIA CORP 2ND                   Com 929903102         9,123   239,900 SH    Sole             203,000        36,900
WELLS FARGO & CO                    Com 949746101        38,126 1,262,880 SH    Sole           1,069,900       192,980
WALMART STORES INC                  Com 931142103        30,163   634,600 SH    Sole             535,000        99,600
WEYERHAEUSER CORP.                  Com 962166104        16,934   229,650 SH    Sole             194,650        35,000
EXXON MOBIL CORP.                   Com 30231G102        56,542   603,500 SH    Sole             511,119        92,381

                                                   $1,510,497